Cover	Aug. 15, 2022
Cover [Abstract]
Entity Registrant Name	PLANET 13 HOLDINGS INC.
Entity Central Index Key	0001813452
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 15, 2022
Entity Ex Transition Period	false
Entity Tax Identification Number	83-2787199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56374
Entity Address Address Line 1	2548 West Desert Inn Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89109
City Area Code	702
Local Phone Number	815-1313